Summary of Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Jan. 02, 2016
Summary of Quarterly Financial Data (unaudited) [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
The following is a condensed summary of our quarterly results (in thousands, except net income per share amounts). Quarterly diluted net income per share amounts may not total to the respective annual amount due to changes in weighted-average shares outstanding during the year.

2015	First	Second	Third	Fourth	Fiscal Year
Net sales	$349,809	$275,289	$373,919	$214,682	$1,213,699
Gross profit	215,833	170,539	233,636	120,743	740,751
Operating income (loss)	43,725	16,629	45,399	(30,657)	75,096
Net income (loss)	28,799	11,038	31,854	(21,172)	50,519
Net income (loss) per share – diluted	0.54	0.21	0.62	(0.42)	0.97

2014	First	Second	Third	Fourth	Fiscal Year
Net sales	$276,412	$234,763	$323,366	$322,216	$1,156,757
Gross profit	171,383	142,397	198,584	194,486	706,850
Operating income	25,802	12,711	35,346	27,887	101,746
Net income	16,992	8,481	23,554	18,947	67,974
Net income per share – diluted	0.31	0.16	0.44	0.35	1.25